CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)	10.00%
Cash, Cash Equivalents and Short Term Investments | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 35.4	$ 51.0
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)	1.00%	1.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)	91.00%	93.00%
Subsidiaries | Cash, Cash Equivalents and Short Term Investments | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments	$ 3.1	$ 8.9